WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS - Transactions involving stock options issued (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Number of Shares
Number of shares granted	724,018
Stock options
Number of Shares
Outstanding at October 1, 2024	291	437
Number of shares granted		0	0
Exercised		0
Forfeited		(21)
Expired		(125)
Outstanding at September 30, 2025		291	437
Vested at September 30, 2025		277
Non-vested at September 30, 2025		14
Weighted Average Exercise Price Per Share
Outstanding at beginning of the period	$ 508,562.37	$ 656,133.3
Forfeited		19,714.29
Expired		1,106,596.8
Outstanding at end of the period		508,562.37	$ 656,133.3
Vested at September 30, 2025		533,447.11
Non-vested at September 30, 2025		$ 16,200
Aggregate Intrinsic Value, Vested		$ 0
Aggregate Intrinsic Value, Non-vested		$ 0
Weighted Average Contractual Life (years), Vested		4 years 8 months 26 days
Weighted Average Contractual Life (years), Non-vested		7 years 5 months 23 days